Rockefeller Opportunistic Municipal Bond ETF

Schedule of Investments

October 31, 2025 (Unaudited)

MUNICIPAL BONDS & NOTES - 112.6%	Interest Rate	Maturity Date	Principal Amount	Value
Arizona - 2.0%
Arizona Industrial Development Authority, Call 07/01/27(a)(b)(c)	5.75%	07/01/2047	$110,000	$105,974
Arizona Industrial Development Authority, Call 02/01/32(a)(b)(c)	6.88%	02/01/2065	1,000,000	1,001,321
Arizona Industrial Development Authority, INTER. APPRECIATION, OID, Call 07/01/27(a)(b)(c)	5.88%	07/01/2052	105,000	100,852
Industrial Development Authority of the County of Pima, Call 11/01/27(a)(c)	6.50%	11/01/2047	970,000	934,208
La Paz County Industrial Development Authority, Call 02/15/28(a)	5.00%	02/15/2048	50,000	48,608
Maricopa County & Phoenix Industrial Development Authorities, GNMA, FNMA, FHLMC, Call 03/01/33(a)	6.25%	03/01/2055	300,000	334,910
Sierra Vista Industrial Development Authority, Call 06/15/31(a)(b)(c)	5.75%	06/15/2064	1,850,000	1,769,578
				4,295,451

Arkansas - 0.6%
Arkansas Development Finance Authority, GNMA, FNMA, FHLMC, Call 07/01/33(a)	5.00%	01/01/2055	990,000	1,044,159
Pulaski County Public Facilities Board, Call 12/01/25	5.00%	12/01/2031	5,000	5,005
Pulaski County Public Facilities Board, Call 12/01/25(a)	5.00%	12/01/2042	210,000	210,120
				1,259,284

California - 10.2%
California County Tobacco Securitization Agency, Call 11/16/25(d)	0.00%	06/01/2046	3,750,000	1,009,531
California County Tobacco Securitization Agency, Call 12/01/25(b)	6.00%	06/01/2042	265,000	267,012
California Infrastructure & Economic Development Bank, Call 07/01/31(a)(b)(c)	5.13%	07/01/2054	1,200,000	1,117,686
California Infrastructure & Economic Development Bank, Call 07/01/31(a)(b)(c)	5.25%	07/01/2064	500,000	464,144
California Municipal Finance Authority, Call 01/01/32(a)(b)(c)	5.38%	01/01/2055	450,000	440,355
California Municipal Finance Authority, Call 11/01/34(a)(c)	5.38%	11/01/2045	775,000	792,044
California Public Finance Authority, Call 06/01/31(a)(b)	6.38%	06/01/2059	1,500,000	1,412,050
California Public Finance Authority, Call 03/01/32(a)(b)(c)	6.63%	03/01/2065	2,465,000	2,465,306
California Public Finance Authority, Call 06/01/32(a)(b)(c)	6.63%	06/01/2065	1,430,000	1,481,267
California Statewide Financing Authority, Call 12/01/25(b)	6.00%	05/01/2043	200,000	200,449
City of Los Angeles Department of Airports, Call 05/15/35(a)(c)(e)(h)	7.97%	05/15/2055	8,000,000	8,398,320
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)	5.25%	05/01/2055	1,000,000	1,048,650
San Francisco City & County Redevelopment Agency Successor Agency, TAR, Call 12/01/25(a)	5.00%	08/01/2043	60,000	60,034
Silicon Valley Tobacco Securitization Authority, Call 12/01/25(d)	0.00%	06/01/2036	4,000,000	2,224,469
Washington Township Health Care District, GO, Call 11/21/25(a)(b)	5.00%	08/01/2043	105,000	105,026
				21,486,343

Colorado - 8.4%
Baseline Metropolitan District No. 1, GO, Call 12/01/29	6.75%	12/15/2054	1,000,000	1,015,200
Bent Grass Metropolitan District, GO, Call 12/01/30(a)(c)	5.75%	12/01/2054	1,000,000	1,028,844
Canyons Metropolitan District No. 5, GO, Call 12/01/29	6.50%	12/15/2054	750,000	754,776
Colorado Educational & Cultural Facilities Authority, Call 07/01/35(a)(b)(c)	6.00%	07/01/2055	2,525,000	2,560,197
Colorado Health Facilities Authority, Call 12/01/25(a)	5.00%	05/15/2045	135,000	135,050
Cottonwood Creek Metropolitan District No. 5, GO, Call 09/01/30(a)(c)	0.00%	12/01/2055	1,000,000	760,688
Creekwalk Marketplace Business Improvement District, Call 12/01/29(a)	6.00%	12/01/2054	875,000	871,087
Crowfoot Valley Ranch Metropolitan District No. 2, GO, Call 12/01/29	6.13%	12/15/2054	1,000,000	978,954
Dominion Water & Sanitation District, Call 12/01/28(a)	5.88%	12/01/2052	1,600,000	1,639,473
Palisade Metropolitan District No. 2, Call 12/01/29(a)(c)	0.00%	12/15/2054	1,000,000	948,449
Pinnacle Farms Metropolitan District No. 1, GO, Call 09/01/30(c)	8.75%	12/15/2055	1,051,000	1,052,691
Sky Dance Metropolitan District No. 2, GO, Call 12/01/29(a)	6.00%	12/01/2054	750,000	764,995
Sky Ranch Community Authority Board, GO, Call 12/01/29	6.50%	12/15/2054	550,000	553,502
St. Vrain Lakes Metropolitan District No. 2, GO, Call 12/01/29	6.38%	11/15/2054	500,000	500,292
St. Vrain Lakes Metropolitan District No. 4, GO, Call 09/01/29(a)(c)	0.00%	09/20/2054	1,000,000	702,133
Sterling Ranch Community Authority Board, Call 12/01/30	6.88%	12/15/2055	550,000	555,721
Trevenna Metropolitan District, GO, Call 12/01/29(a)	5.75%	12/01/2054	505,000	495,714
Vail Home Partners Corp, Call 04/01/35(a)(b)(c)	5.88%	10/01/2055	500,000	510,633
Village Metropolitan District, GO, Call 09/01/30(a)(b)	5.75%	12/01/2055	1,000,000	1,009,222
Weems Neighborhood Metropolitan District, GO, Call 06/01/30(a)(c)	5.88%	12/01/2055	800,000	821,764
				17,659,385

Connecticut - 0.8%
Stamford Housing Authority, Call 10/01/32(a)	6.50%	10/01/2055	1,000,000	1,020,875
Stamford Housing Authority, Call 10/01/32(a)(b)	6.25%	10/01/2060	750,000	750,889
				1,771,764

Delaware - 2.1%
Delaware State Economic Development Authority, AG, Call 12/01/25(a)	5.00%	10/01/2039	50,000	50,063
Delaware State Economic Development Authority, Call 12/01/25(a)	5.00%	10/01/2036	305,000	302,398
Delaware State Economic Development Authority, Call 07/01/32(a)(b)(c)	6.00%	07/01/2065	1,465,000	1,474,307
University of Delaware, Call 10/31/25, Put 10/31/25(e)	4.00%	11/01/2035	2,500,000	2,500,000
				4,326,768

District of Columbia - 5.3%
Washington Metropolitan Area Transit Authority, Call 07/15/33(a)(c)(e)(h)	7.11%	07/15/2053	10,640,000	11,217,433

Florida - 12.3%
Alachua County Health Facilities Authority, Call 12/01/25(a)	5.00%	12/01/2044	710,000	710,247
Babcock Ranch Community Independent Special District, SA, Call 05/01/35(a)(c)	5.25%	05/01/2055	1,000,000	1,006,947
Capital Projects Finance Authority, Call 06/15/29(a)(c)	5.00%	06/15/2054	500,000	461,578
Capital Projects Finance Authority, Call 06/15/30(a)(b)(c)	6.75%	06/15/2065	2,000,000	2,013,041
Capital Projects Finance Authority, Call 03/01/32(a)(b)(c)	7.13%	01/01/2065	2,000,000	2,011,012
Capital Trust Authority, Call 12/01/29(a)(c)	6.88%	12/01/2044	1,000,000	1,001,029
Capital Trust Authority, Call 06/15/30(a)(b)(c)	5.25%	06/15/2059	500,000	456,650
Capital Trust Authority, Call 07/01/31(a)(c)	5.25%	07/01/2054	1,500,000	1,377,777
Capital Trust Authority, Call 07/01/31(a)(c)	5.25%	07/01/2059	1,000,000	905,115
Capital Trust Authority, Call 06/01/32(a)(c)	5.00%	06/01/2054	250,000	219,481
Charlotte County Industrial Development Authority, Call 10/01/33(a)(c)	6.13%	10/01/2055	500,000	520,754
City of Venice, Call 01/01/32(a)(c)	5.63%	01/01/2060	750,000	742,468
Edgewater West Community Development District, SA, Call 11/01/34(a)(b)	5.50%	05/01/2054	1,000,000	979,338
Florida Higher Educational Facilities Financing Authority, Call 07/01/33(a)(c)	6.25%	07/01/2055	2,000,000	1,978,979
Florida Local Government Finance Commission, Call 06/15/32(a)(b)(c)	6.13%	06/15/2065	1,500,000	1,514,216
Florida Local Government Finance Commission, Call 07/01/32(a)(b)(c)	6.00%	07/01/2060	1,000,000	1,010,017
Florida Local Government Finance Commission, Call 11/15/32(a)(b)(c)	6.88%	11/15/2064	1,165,000	1,214,100
Gas Worx Community Development District, SA, Call 11/01/35(a)(c)	6.00%	05/01/2057	1,195,000	1,225,555
Highlands County School Board, BAM, Call 12/01/25(a)	5.00%	09/01/2041	50,000	50,073
Hillsborough County Industrial Development Authority, Call 10/31/25, Put 10/31/25(a)(e)	3.96%	11/15/2042	1,700,000	1,700,000
Miami-Dade County Expressway Authority, Call 12/01/25(a)(b)	5.00%	07/01/2040	480,000	482,045
Miami-Dade County Industrial Development Authority, Call 07/01/29(a)(b)(c)	5.50%	07/01/2061	1,185,000	1,081,783
Normandy Community Development District, SA, Call 11/01/34(a)(b)(c)	5.55%	05/01/2054	100,000	96,986
Palm Beach County Health Facilities Authority, Call 05/15/30(a)(b)	7.50%	05/15/2053	135,000	149,864
Palm Beach County Health Facilities Authority, Call 05/15/30(a)(b)	7.63%	05/15/2058	185,000	205,938
Parrish Lakes II Community Development District, SA, Call 11/01/34(a)(c)	5.45%	05/01/2054	1,000,000	986,236
Pioneer Ranch Community Development District, SA, Call 11/01/34(a)(c)	5.30%	05/01/2055	980,000	949,261
Poitras East Community Development District, SA, Call 05/01/35(a)	6.10%	05/01/2055	855,000	880,028
				25,930,518

Georgia - 1.0%
Atlanta Development Authority, TAR, Call 04/01/29(c)	5.50%	04/01/2039	1,000,000	1,028,363
Development Authority for Fulton County, Call 12/01/25(a)	5.00%	07/01/2044	1,000,000	1,000,435
				2,028,798

Idaho - 0.5%
Avimor Community Infrastructure District No. 1, SA, Call 12/01/29(a)(c)	5.50%	09/01/2053	1,000,000	1,008,675

Illinois - 3.7%
Chicago Board of Education, GO, Call 12/01/25(a)(b)	7.00%	12/01/2044	3,000,000	3,007,667
County of Cook, Call 01/01/35(a)	6.50%	01/01/2045	1,500,000	1,511,783
Illinois Finance Authority, Call 12/01/25	5.00%	11/15/2027	10,000	10,010
Illinois Finance Authority, Call 08/01/32(a)(b)(c)	6.38%	08/01/2055	1,900,000	1,940,072
Illinois State Toll Highway Authority, Call 12/01/25	5.00%	01/01/2031	120,000	120,190
Upper Illinois River Valley Development Authority, Call 12/01/34(a)(c)	6.00%	12/01/2055	1,000,000	1,008,191
West Chicago Fire Protection District, GO, Call 12/01/25	5.00%	01/01/2033	100,000	100,081
				7,697,994

Indiana - 2.0%
City of Evansville, Call 12/06/25(a)	5.45%	01/01/2038	1,070,000	1,016,305
City of Fort Wayne, Call 12/01/25(a)	5.35%	01/01/2038	715,000	674,788
City of Mishawaka, Call 12/01/25(a)(c)	5.38%	01/01/2038	920,000	898,093
City of Valparaiso, Call 12/01/28(a)(c)	5.38%	12/01/2041	750,000	680,182
Town of Merrillville, Call 12/01/25(a)	5.75%	04/01/2036	945,000	941,705
				4,211,073

Iowa - 0.7%
Iowa Finance Authority, Call 05/15/26(a)	5.00%	05/15/2047	90,000	86,106
Iowa Finance Authority, Call 05/15/30(a)(b)	7.50%	05/15/2053	875,000	971,342
Iowa Finance Authority, Call 11/01/41(a)(c)	6.00%	11/01/2042	500,000	493,455
				1,550,903

Kansas - 0.1%
City of Wichita KS, Call 05/15/31(a)	5.75%	05/15/2045	225,000	219,385

Maryland - 0.0%(f)
Maryland Health & Higher Educational Facilities Authority, Call 10/02/25(a)	5.00%	08/15/2041	100,000	100,033

Massachusetts - 1.6%
Massachusetts Development Finance Agency, Call 12/01/31(a)(b)(c)	5.88%	12/01/2060	2,730,000	2,515,741
Massachusetts Development Finance Agency, Call 07/01/34(a)(b)(c)	5.00%	07/01/2060	1,000,000	943,287
				3,459,028

Michigan - 1.3%
Michigan Strategic Fund, Call 12/01/25(a)	6.25%	11/15/2043	2,000,000	2,000,728
Michigan Tobacco Settlement Finance Authority, Call 06/01/33(d)	0.00%	06/01/2058	28,500,000	722,837
				2,723,565

Minnesota - 2.0%
City of Apple Valley MN, Call 09/01/33(a)(b)	5.50%	09/01/2055	525,000	530,524
City of Coon Rapids MN, Call 06/15/35(a)(b)	6.50%	06/15/2065	1,500,000	1,510,359
City of Eagan, Call 02/01/32(a)(b)(c)	6.25%	02/01/2045	250,000	248,335
City of Eagan, Call 02/01/32(a)(b)(c)	6.38%	02/01/2055	350,000	341,845
City of Eagan, Call 02/01/32(a)(b)(c)	6.50%	02/01/2065	625,000	611,779
City of Minneapolis, Call 07/01/31(a)	4.00%	07/01/2051	100,000	67,535
City of Shakopee MN Senior Housing Revenue, Call 11/01/32(a)(b)	5.75%	11/01/2055	500,000	500,296
City of Shakopee MN Senior Housing Revenue, Call 11/01/32(a)	5.88%	11/01/2065	500,000	503,940
				4,314,613

Missouri - 1.4%
Health & Educational Facilities Authority of the State of Missouri, Call 11/10/25(a)	5.00%	11/15/2038	20,000	20,008
Health & Educational Facilities Authority of the State of Missouri, Call 12/01/25(a)	5.00%	11/15/2045	245,000	245,102
Health & Educational Facilities Authority of the State of Missouri, Call 12/01/25(a)	5.00%	11/15/2048	70,000	70,021
Missouri Development Finance Board, Call 12/01/25	5.00%	06/01/2027	20,000	20,026
Missouri Housing Development Commission, GNMA, FNMA, FHLMC, Call 05/01/33(a)	5.00%	11/01/2055	2,500,000	2,523,098
				2,878,255

New Hampshire - 2.0%
New Hampshire Business Finance Authority, Call 12/01/26(c)	5.38%	12/01/2031	1,000,000	1,002,875
New Hampshire Business Finance Authority, Call 04/01/33(a)(b)	5.63%	04/01/2045	500,000	516,010
New Hampshire Business Finance Authority, Call 04/01/33(a)(b)	5.75%	04/01/2055	625,000	640,263
New Hampshire Health and Education Facilities Authority Act, Call 12/01/25	5.00%	07/01/2036	2,000,000	2,002,030
New Hampshire Health and Education Facilities Authority, Call 12/01/25(a)(b)	5.00%	08/01/2043	120,000	120,043
				4,281,221

New York - 12.1%
Build NYC Resource Corp., Call 12/01/25(a)(b)	5.88%	07/01/2038	940,000	885,454
Dobbs Ferry Local Development Corp., Call 12/01/25(a)	5.00%	07/01/2039	350,000	350,218
Dobbs Ferry Local Development Corp., Call 12/01/25(a)	5.00%	07/01/2044	55,000	55,018
Hempstead Town Local Development Corp., Call 12/01/25(a)	5.00%	07/01/2044	2,200,000	2,200,564
Monroe County Industrial Development Corp., Call 07/01/34(a)(c)	5.00%	07/01/2059	1,000,000	891,352
New York City Housing Development Corp., Call 05/01/33(a)	5.05%	11/01/2045	200,000	209,295
New York City Housing Development Corp., Call 05/01/33(a)	5.25%	11/01/2055	700,000	726,256
New York City Transitional Finance Authority, Call 11/01/35(a)(c)(e)(h)	7.86%	05/01/2050	8,000,000	8,773,120
New York Counties Tobacco Trust VI, Call 06/01/26(b)	3.75%	06/01/2045	195,000	145,955
New York Transportation Development Corp., AG, Call 12/31/44(a)	0.00%	12/31/2054	300,000	195,328
New York Transportation Development Corp., Call 12/01/25(a)	5.25%	01/01/2050	735,000	734,992
New York Transportation Development Corp., Call 10/01/30(a)(b)	4.38%	10/01/2045	945,000	884,616
New York Transportation Development Corp., Call 06/30/33(a)	5.00%	06/30/2060	1,100,000	1,064,511
New York Transportation Development Corp., Call 06/30/34(a)	6.00%	06/30/2059	1,500,000	1,596,511
New York Transportation Development Corp., Call 12/31/34(a)	5.50%	12/31/2060	2,000,000	2,044,380
Ontario County Local Development Corp., Call 12/01/33(a)(c)	6.50%	12/01/2045	4,000,000	4,037,145
St Lawrence County Industrial Development Agency, Call 12/01/25(a)	5.00%	07/01/2043	20,000	20,012
Suffolk Regional Off-Track Betting Corp., Call 06/01/29(a)(b)	6.00%	12/01/2053	750,000	761,199
				25,575,926

North Carolina - 4.7%
City of Charlotte NC Airport Revenue, Call 07/01/33(a)(c)(e)(h)	6.95%	07/01/2053	8,000,000	8,349,520
North Carolina Medical Care Commission, Call 09/01/31(a)	5.50%	09/01/2054	1,665,000	1,660,103
				10,009,623

Ohio - 13.0%
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30	5.00%	06/01/2055	3,200,000	2,686,028
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30(d)	0.00%	06/01/2057	15,000,000	1,421,744
Cleveland-Cuyahoga County Port Authority, Call 01/01/32(a)(b)(c)	5.88%	01/01/2049	500,000	497,363
Dayton-Montgomery County Port Authority, Call 01/01/31(a)(c)	6.63%	01/01/2045	1,150,000	1,197,418
Ohio Housing Finance Agency, Call 12/01/25(a)(c)	5.13%	01/01/2032	545,000	546,883
Ohio Housing Finance Agency, Call 01/01/30(a)(c)	6.00%	01/01/2045	1,000,000	1,001,732
Ohio Housing Finance Agency, Call 07/01/30(a)(c)	6.38%	01/01/2045	1,500,000	1,549,097
Ohio Housing Finance Agency, Call 01/01/31(a)(c)	6.25%	01/01/2045	1,500,000	1,536,808
Ohio Housing Finance Agency, Call 01/01/31(a)	6.30%	01/01/2045	1,500,000	1,516,230
Ohio Housing Finance Agency, Call 01/01/31(a)(c)	6.50%	01/01/2045	1,500,000	1,537,503
Port of Greater Cincinnati Development Authority, Call 07/01/30(a)(c)	6.50%	01/01/2045	1,500,000	1,552,698
State of Ohio, AG, Call 12/01/25(a)	5.00%	12/31/2035	1,575,000	1,577,198
Worthington City School District, GO, Call 12/01/32(a)	5.50%	12/01/2054	10,000,000	10,704,840
				27,325,542

Oregon - 0.1%
Oregon State Facilities Authority, Call 11/21/25	5.00%	11/15/2028	20,000	20,088
Oregon State Facilities Authority, Call 11/21/25	5.00%	11/15/2029	110,000	110,488
				130,576

Pennsylvania - 6.1%
Chester Water Authority, Call 12/01/25	5.00%	12/01/2037	200,000	200,254
Crawford County Hospital Authority, Call 06/01/26(a)	6.00%	06/01/2046	425,000	426,430
Crawford County Hospital Authority, Call 06/01/26(a)(b)	6.00%	06/01/2051	500,000	501,005
Lancaster County Hospital Authority, Call 12/01/25(a)(b)	5.00%	07/01/2045	50,000	48,619
Lehigh County General Purpose Authority, Call 10/12/25(a)	0.00%	02/01/2044	2,340,853	1,431,639
Lehigh County General Purpose Authority, Call 12/01/25(a)	7.50%	02/01/2044	1,500,000	1,245,145
Lehigh County General Purpose Authority(g)	0.00%	02/01/2044	2,318,848	12,926
Monroeville Finance Authority, Call 12/01/25(a)	5.00%	02/01/2045	75,000	75,032
Pennsylvania State University, Call 09/01/35(a)(c)(e)(h)	7.88%	09/01/2055	8,000,000	8,908,240
West Shore Area Authority, Call 12/01/25	4.25%	07/01/2035	15,000	14,120
				12,863,410

Puerto Rico - 0.3%
Children’s Trust Fund, 5/3/2017, Call 12/01/25(b)	5.50%	05/15/2039	155,000	157,125
Children’s Trust Fund, 5/3/2017, Call 12/01/25(d)	0.00%	05/15/2057	8,000,000	379,100
				536,225

Rhode Island - 0.2%
Rhode Island Housing & Mortgage Finance Corp., FHA 542(C), Call 04/01/33(a)	4.75%	10/01/2059	500,000	500,555

South Carolina - 2.6%
City of Goose Creek SC, SA, Call 10/01/30(a)(b)(c)	5.50%	10/01/2055	1,000,000	1,008,838
South Carolina Jobs-Economic Development Authority, Call 10/01/27(a)	7.75%	10/01/2057	3,000,000	3,045,102
South Carolina Jobs-Economic Development Authority, Call 06/15/29(a)(c)	5.00%	06/15/2051	705,000	547,479
South Carolina Jobs-Economic Development Authority, Call 06/15/29(a)(c)	5.00%	06/15/2056	500,000	379,972
South Carolina Jobs-Economic Development Authority, Call 11/15/34(a)	5.75%	11/15/2054	500,000	518,827
				5,500,218

Tennessee - 0.5%
Shelby County Health Educational & Housing Facilities Board, 6/30/2024, Call 12/01/25(a)	5.00%	12/01/2034	85,000	84,710
Shelby County Health Educational & Housing Facilities Board, 6/30/2024, Call 12/01/25(a)	5.25%	12/01/2044	1,125,000	1,030,030
				1,114,740

Texas - 4.7%
Arlington Higher Education Finance Corp., PSF-GTD, Call 06/15/34(a)(b)	4.25%	06/15/2059	850,000	818,822
City of Austin Texas Airport System, Call 12/01/25(a)	5.00%	11/15/2044	100,000	100,014
City of Friendswood, SA, Call 09/15/34(a)	7.00%	09/15/2054	1,500,000	1,512,585
City of Royse City TX, SA, Call 09/15/33(a)	6.00%	09/15/2055	1,000,000	999,874
City of Terrell TX, SA, Call 09/15/35(a)(b)(c)	7.00%	09/15/2055	1,000,000	1,024,177
Clifton Higher Education Finance Corp., Call 12/01/25(a)	4.40%	12/01/2047	120,000	108,849
County of Medina, SA, Call 09/01/32(a)(c)	5.35%	09/01/2054	1,000,000	961,607
Edinburg Local Government Finance Corp., AG, Call 12/01/25	5.00%	03/01/2027	40,000	40,048
New Hope Cultural Education Facilities Finance Corp., AG, Call 11/21/25(a)	5.00%	04/01/2046	130,000	130,002
New Hope Cultural Education Facilities Finance Corp., Call 07/01/32(a)	6.75%	07/01/2044	500,000	512,124
New Hope Cultural Education Facilities Finance Corp., Call 07/01/32(a)(b)	7.13%	07/01/2056	250,000	254,919
New Hope Cultural Education Facilities Finance Corp., Call 10/01/32(a)	6.50%	10/01/2055	1,780,000	1,845,563
New Hope Cultural Education Facilities Finance Corp., Call 10/01/32(a)	6.50%	10/01/2060	1,430,000	1,477,192
Tarrant County Cultural Education Facilities Finance Corp., Call 12/01/25(a)	4.00%	05/15/2031	45,000	44,802
				9,830,578

Utah - 1.3%
Mida Cormont Public Infrastructure District, GO, Call 06/01/30(a)(c)	6.25%	06/01/2055	650,000	684,708
Mida Cormont Public Infrastructure District, GO, Call 06/01/30(a)(c)	6.75%	06/01/2055	1,000,000	846,241
Viridian Farm Public Infrastructure District No. 1, GO, Call 03/01/30(a)(c)	5.88%	03/01/2054	1,130,000	1,147,347
				2,678,296

Virginia - 1.0%
Virginia College Building Authority, Call 06/01/35(a)	6.00%	06/01/2055	1,245,000	1,324,990
Virginia Small Business Financing Authority, Call 11/09/25(a)	5.25%	10/01/2029	815,000	815,314
				2,140,304

Washington - 2.3%
Washington Health Care Facilities Authority, Call 11/21/25	5.00%	07/01/2029	30,000	30,015
Washington Health Care Facilities Authority, Call 11/21/25(a)	5.00%	07/01/2038	500,000	500,125
Washington Health Care Facilities Authority, Call 12/01/25(a)	5.00%	10/01/2038	525,000	525,579
Washington Health Care Facilities Authority, Call 12/01/25(a)	5.00%	10/01/2041	530,000	530,422
Washington Health Care Facilities Authority, Call 12/01/25(a)	5.00%	10/01/2042	125,000	125,040
Washington Health Care Facilities Authority, Call 12/01/25(a)	5.00%	10/01/2044	410,000	410,215
Washington State Housing Finance Commission, BAM, Call 07/01/35(a)(b)(c)	5.25%	07/01/2055	1,000,000	1,019,559
Washington State Housing Finance Commission, Call 01/01/30(a)(b)	5.88%	01/01/2059	250,000	243,348
Washington State Housing Finance Commission, Call 07/01/32(a)(b)(c)	6.38%	07/01/2060	1,500,000	1,505,582
				4,889,885

West Virginia - 0.4%
City of Huntington, TAR, Call 06/01/32(a)(b)	5.50%	06/01/2049	300,000	300,253
City of Huntington, TAR, Call 06/01/32(a)(b)	5.63%	05/01/2050	475,000	475,321
				775,574

Wisconsin - 5.3%
Public Finance Authority, Call 06/15/26(a)(c)	4.75%	06/15/2056	995,000	786,620
Public Finance Authority, Call 12/15/26(c)	5.50%	12/15/2032	192,335	192,214
Public Finance Authority, Call 12/01/27(a)(c)	5.00%	12/01/2045	250,000	229,422
Public Finance Authority, Call 09/01/28(a)(b)(c)	5.75%	09/01/2035	250,000	262,152
Public Finance Authority, Call 09/01/28(a)(b)(c)	6.25%	09/01/2046	250,000	259,109
Public Finance Authority, Call 06/15/29(a)	5.00%	06/15/2039	485,000	493,366
Public Finance Authority, Call 06/15/29(a)(b)	6.00%	06/15/2064	1,000,000	989,323
Public Finance Authority, Call 06/15/32(a)(b)	5.25%	06/15/2065	1,000,000	956,459
Public Finance Authority, Call 06/15/33(a)(b)(c)	6.75%	06/15/2055	250,000	249,411
Public Finance Authority, Call 06/15/33(a)(c)	7.00%	06/15/2065	550,000	554,081
Public Finance Authority, Call 01/01/34(b)	5.75%	07/01/2062	1,189,196	1,248,158
Public Finance Authority, Call 04/01/35(a)(c)	6.45%	04/01/2060	1,000,000	959,820
Public Finance Authority, Call 06/30/35(a)	6.50%	12/31/2065	3,000,000	3,297,365
Wisconsin Health & Educational Facilities Authority, Call 07/01/34(a)	6.63%	07/01/2060	650,000	677,890
				11,155,390

TOTAL MUNICIPAL BONDS & NOTES (Cost $234,634,219)				237,447,331

TOTAL INVESTMENTS - 112.6% (Cost $234,634,219)				$237,447,331
Floating Rate Note Obligations - (15.2)%(i)				(31,980,000)
Other Assets in Excess of Liabilities - 2.5%				5,324,140
TOTAL NET ASSETS - 100.0%				$210,791,471

Percentages are stated as a percent of net assets.

AG	Assured Guaranty
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Association
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
PSF-GTD	Permanent School Fund-Guaranteed
PSF	Public School Fund-Guaranteed
SA	Special Assessment
TAR	Tax Allocation Receipt

(a)	Sinkable security.
(b)	Fixed coupon bond issued at a discount.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933,as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Zero coupon bond issued at a discount.
(e)	Adjustable rate security. Rate disclosed is as of October 31, 2025.
(f)	Does not round to 0.1% or (0.1)%, as applicable.
(g)	At maturity security. Interest is paid in full at the maturity date.
(h)	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash. and cash
(i)	Face value of Floating Rate Notes issued in TOB transactions.